Quarterly Holdings Report
for

Fidelity Advisor Freedom® 2040 Fund

December 31, 2020

AFF40-QTLY-0221
1.811338.116

Schedule of Investments December 31, 2020 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.06% to 0.08% 3/11/21 to 4/1/21 (a)
(Cost $369,946)	370,000	369,945
	Shares	Value

Domestic Equity Funds - 51.5%
Fidelity Advisor Series Equity Growth Fund (b)	9,762,318	$157,466,189
Fidelity Advisor Series Growth Opportunities Fund (b)	6,713,952	109,638,842
Fidelity Advisor Series Small Cap Fund (b)	5,423,822	72,191,074
Fidelity Series All-Sector Equity Fund (b)	5,992,798	68,797,316
Fidelity Series Commodity Strategy Fund (b)	13,889,215	63,751,498
Fidelity Series Large Cap Stock Fund (b)	15,348,802	252,487,793
Fidelity Series Large Cap Value Index Fund (b)	2,078,069	27,451,293
Fidelity Series Opportunistic Insights Fund (b)	7,241,241	146,635,140
Fidelity Series Small Cap Opportunities Fund (b)	5,658,521	90,706,093
Fidelity Series Stock Selector Large Cap Value Fund (b)	12,630,077	160,907,184
Fidelity Series Value Discovery Fund (b)	11,454,298	164,140,090
TOTAL DOMESTIC EQUITY FUNDS
(Cost $998,990,587)		1,314,172,512

International Equity Funds - 41.3%
Fidelity Series Canada Fund (b)	5,022,652	58,011,636
Fidelity Series Emerging Markets Fund (b)	3,584,960	40,653,451
Fidelity Series Emerging Markets Opportunities Fund (b)	14,813,787	369,752,123
Fidelity Series International Growth Fund (b)	10,038,848	178,490,720
Fidelity Series International Small Cap Fund (b)	2,692,561	55,278,281
Fidelity Series International Value Fund (b)	17,706,789	178,661,501
Fidelity Series Overseas Fund (b)	13,986,507	173,432,686
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $772,811,477)		1,054,280,398

Bond Funds - 6.0%
Fidelity Series Emerging Markets Debt Fund (b)	1,376,320	13,130,096
Fidelity Series Emerging Markets Debt Local Currency Fund (b)	435,018	4,706,900
Fidelity Series Floating Rate High Income Fund (b)	265,350	2,412,032
Fidelity Series High Income Fund (b)	1,652,540	15,633,032
Fidelity Series Inflation-Protected Bond Index Fund (b)	4,617,918	49,550,261
Fidelity Series International Credit Fund (b)	127,716	1,306,535
Fidelity Series Investment Grade Bond Fund (b)	103,093	1,228,870
Fidelity Series Long-Term Treasury Bond Index Fund (b)	6,130,125	56,213,242
Fidelity Series Real Estate Income Fund (b)	886,739	9,310,755
TOTAL BOND FUNDS
(Cost $150,498,145)		153,491,723

Short-Term Funds - 1.2%
Fidelity Cash Central Fund 0.11% (c)	3,340,360	3,341,028
Fidelity Series Government Money Market Fund 0.13% (b)(d)	24,501,810	24,501,810
Fidelity Series Short-Term Credit Fund (b)	376,702	3,857,426
TOTAL SHORT-TERM FUNDS
(Cost $31,589,507)		31,700,264
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $1,954,259,662)		2,554,014,842
NET OTHER ASSETS (LIABILITIES) - 0.0%		(457,533)
NET ASSETS - 100%		$2,553,557,309

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	21	March 2021	$3,936,240	$(933)	$(933)
Sold
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	54	March 2021	5,753,160	3,662	3,662
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	54	March 2021	3,478,140	(99,372)	(99,372)
TOTAL FUTURES CONTRACTS					$(96,643)

The notional amount of futures purchased as a percentage of Net Assets is 0.2%

The notional amount of futures sold as a percentage of Net Assets is 0.3%

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $369,945.

 (b) Affiliated Fund

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$4,979
Total	$4,979

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Advisor Series Equity Growth Fund	$111,787,301	$45,899,376	$36,892,937	$32,848,042	$9,419,924	$27,252,525	$157,466,189
Fidelity Advisor Series Growth Opportunities Fund	72,165,135	35,464,673	34,460,295	27,652,210	7,433,275	29,036,054	109,638,842
Fidelity Advisor Series Small Cap Fund	47,411,627	7,426,423	10,476,829	2,406,050	696,322	27,133,531	72,191,074
Fidelity Series All-Sector Equity Fund	49,019,389	7,909,862	10,260,164	4,630,697	226,067	21,902,162	68,797,316
Fidelity Series Canada Fund	36,517,491	10,428,438	5,089,260	1,219,428	(184,606)	16,339,573	58,011,636
Fidelity Series Commodity Strategy Fund	61,144,816	7,040,644	17,366,805	269,171	(5,000,057)	17,932,900	63,751,498
Fidelity Series Emerging Markets Debt Fund	11,524,764	818,459	1,322,886	492,298	(43,275)	2,153,034	13,130,096
Fidelity Series Emerging Markets Debt Local Currency Fund	-	4,502,048	90,867	27,359	1,488	294,231	4,706,900
Fidelity Series Emerging Markets Fund	21,546,915	8,073,111	4,071,249	559,271	155,126	14,949,548	40,653,451
Fidelity Series Emerging Markets Opportunities Fund	201,828,268	64,625,806	33,479,695	10,805,948	2,951,144	133,826,600	369,752,123
Fidelity Series Floating Rate High Income Fund	2,276,439	161,674	320,052	82,640	(25,146)	319,117	2,412,032
Fidelity Series Government Money Market Fund 0.13%	54,976,567	23,479,277	53,954,034	51,164	-	-	24,501,810
Fidelity Series High Income Fund	14,099,100	1,053,925	1,600,266	659,538	(13,002)	2,093,275	15,633,032
Fidelity Series Inflation-Protected Bond Index Fund	39,223,353	15,193,998	7,443,511	642,934	31,163	2,545,258	49,550,261
Fidelity Series International Credit Fund	1,143,840	81,942	-	81,942	-	73,837	1,306,535
Fidelity Series International Growth Fund	153,159,489	37,209,214	44,823,380	24,898,626	12,742,737	20,202,660	178,490,720
Fidelity Series International Small Cap Fund	36,561,752	3,022,673	3,886,221	444,873	343,701	19,236,376	55,278,281
Fidelity Series International Value Fund	136,792,247	14,507,522	27,905,078	4,939,169	(1,881,265)	57,148,075	178,661,501
Fidelity Series Investment Grade Bond Fund	-	1,245,803	22,099	2,428	1	5,165	1,228,870
Fidelity Series Large Cap Stock Fund	181,421,377	35,201,428	32,862,784	13,150,978	(334,676)	69,062,448	252,487,793
Fidelity Series Large Cap Value Index Fund	18,950,160	3,478,405	2,365,037	554,148	(6,416)	7,394,181	27,451,293
Fidelity Series Long-Term Treasury Bond Index Fund	44,773,408	27,106,909	7,895,090	5,927,930	393,241	(8,165,226)	56,213,242
Fidelity Series Opportunistic Insights Fund	105,708,070	37,235,509	31,696,038	17,556,988	5,425,638	29,961,961	146,635,140
Fidelity Series Overseas Fund	128,171,335	13,530,331	23,838,798	1,929,203	(181,302)	55,751,120	173,432,686
Fidelity Series Real Estate Income Fund	7,628,885	804,722	1,002,890	556,155	(71,371)	1,951,409	9,310,755
Fidelity Series Short-Term Credit Fund	3,614,913	132,903	23,798	70,785	137	133,271	3,857,426
Fidelity Series Small Cap Opportunities Fund	59,995,194	9,629,738	13,980,253	1,883,576	720,442	34,340,972	90,706,093
Fidelity Series Stock Selector Large Cap Value Fund	111,931,839	17,635,108	16,756,329	3,399,423	(833,618)	48,930,184	160,907,184
Fidelity Series Value Discovery Fund	115,753,339	15,431,648	18,476,301	3,388,027	168,618	51,262,786	164,140,090
	$1,829,127,013	$448,331,569	$442,362,946	$161,131,001	$32,134,290	$683,067,027	$2,550,303,869

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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